Consolidated Balance Sheets (unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Assets
Securities available-for-sale amortized cost	$ 13,569	$ 18,584
Securities held-to-maturity estimated fair value	68,498	68,390
Allowance for loan losses	$ 7,868	$ 8,559
Stockholders Equity
Preferred Stock shares Authorized	5,000,000	5,000,000
Preferred Stock shares Issued	0	0
Common Stock Shares par value	$ 0.01	$ 0.01
Common Stock Shares Authorized	10,000,000	10,000,000
Common Stock Shares Issued	4,813,831	4,734,035
Common Stock Shares Outstanding	2,048,888	2,033,336
Treasury Stock	2,764,943	2,700,669